Segment Information Segment Information, External Customers and Long-lived Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of consolidated revenues requiring specific geographic region disclosure											10.00%
Long-Lived Assets	$ 1,958.8	[1]				$ 1,627.2	[1]				$ 1,958.8	[1]	$ 1,627.2	[1]
Revenue	1,000.0		902.4	905.2	940.7	908.6		862.1	812.2	795.0	3,748.3		3,377.9		3,116.3
Percentage of consolidated long-lived assets requiring specific geographic region disclosure	10.00%										10.00%
Goodwill	294.4					225.9					294.4		225.9		194.4
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	967.7					819.0					967.7		819.0
Revenue											1,217.8		1,109.6		1,056.1
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue											846.6		695.2		564.7
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,011.6	[1],[2]				860.9	[1],[2]				1,011.6	[1],[2]	860.9	[1],[2]
Revenue											1,298.9	[3]	1,188.8	[3]	1,125.4	[3]
Europe/Middle East/Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	558.1	[1],[2]				467.2	[1],[2]				558.1	[1],[2]	467.2	[1],[2]
Revenue											618.7		635.7		677.6
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	143.1	[1]				106.5	[1]				143.1	[1]	106.5	[1]
Revenue											1,179.2	[3]	976.3	[3]	821.8	[3]
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	246.0	[1]				192.6	[1]				246.0	[1]	192.6	[1]
Revenue											651.5		577.1		491.5
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	245.8					234.3					245.8		234.3
Goodwill	$ 162.3					$ 165.7					$ 162.3		$ 165.7

[1]	raphic segment long-lived assets exclude long-term deferred income taxes on the consolidated balance sheets.(2)
[2]	countries with long-lived assets in excess of 10 percent of consolidated long-lived assets at December 31, 2012 and 2011 are the U.S. and Norway. Long lived assets at December 31, 2012 and 2011 for the U.S. totaled $967.7 million and $819.0 million and for Norway totaled $245.8 million and $234.3 million, respectively. Norway assets included goodwill of $162.3 million and $165.7 million at December 31, 2012 and 2011, respectively.
[3]	012, countries with sales in excess of ten percent of consolidated revenue consisted of the U.S. and Brazil. Sales for the years ended December 2012, 2011 and 2010 for the U.S. totaled $1,217.8 million, $1,109.6 million and $1,056.1 million and for Brazil totaled $846.6 million, $695.2 million and $564.7 million, respectively.(in Millions)December 31,2012 2011Long-lived assets (1): North America (2)$1,011.6 $860.9Europe/Middle East/Africa (2)558.1 467.2Latin America143.1 106.5Asia Pacific246.0 192.6Total$1,958.8 $1,627.2